Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 27, 2017
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Dec. 27, 2017
Document Effective Date	Dec. 27, 2017
Prospectus Date	Dec. 27, 2017